RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2022
RESEARCH AND DEVELOPMENT EXPENSES.
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 20 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year Ended December 31,
	2022	2021	2020

	U.S. dollars in thousands
Payroll and related expenses	661	839	636
Professional services	1,210	1,821	1,752
Share-based payments	1,151	1,910	883
Clinical and pre-clinical trials	3,872	23,905	12,569
Intellectual property development	180	349	298
Other	205	674	353
	7,279	29,498	16,491